Share-based payments (Details) € / shares in Units, € in Thousands		1 Months Ended			12 Months Ended
	Feb. 04, 2021 shares € / shares	Jun. 30, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares € / shares	May 31, 2021 EUR (€) shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted | €					€ 13,579	€ 16,290	€ 0
Number of other equity instruments granted in share based payment arrangement (in shares)	2,520,000
Exercise price of outstanding share options (in EUR per share) | € / shares			€ 137			€ 137
Number of share options exercised in share-based payment arrangement (in shares)						16,237
Non-executive director remuneration, percentage received in cash					50.00%
Non-executive director remuneration, percentage received in equity					50.00%
Other equity incentives to key management | €						€ (3,536)
Zegna non-executive directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					2 years
Number of shares issued (in shares)					78,460
LTI Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted | €					€ 6,789	6,138	0
Share split
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted | €						€ 2,216
Exercise price of outstanding share options (in EUR per share) | € / shares			€ 2.74			€ 2.74
Number of share options exercised in share-based payment arrangement (in shares)						811,850
Personnel costs and offsetting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted | €						€ 3,834
Private warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of private warrants issued (in shares)						800,000
Warrants issued | €						€ 1,236
Tranche one | Share price of at least USD 11.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share)					11.50
Number of trading days determining share price					20 days
Tranche one | Share price of at least USD 11.50 | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share)			11.50			11.50
Number of trading days determining share price			10 days
Tranche one | Share price of at least USD 12.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share)					12.50
Number of trading days determining share price					20 days
Tranche one | Share price of at least USD 12.50 | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share)			12.50			12.50
Number of trading days determining share price			20 days
2024 | Chief Executive Officer (CEO)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted | €					€ 6,789	€ 6,138	0
2022 | Chief Executive Officer (CEO)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted | €					6,789	6,138	0
2023 | Chief Executive Officer (CEO)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted | €					€ 6,789	6,138	€ 0
Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)					2,088,500
Number of share options outstanding in share based payment arrangement (in shares)	15,832
Exercise price of outstanding share options (in EUR per share) | € / shares	€ 186
Shares exercised (in shares)		459,086		15,832
Options exercised | €		€ 3,390		€ 2,946
Equity settled share based payments | Following the share split
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share based payment arrangement (in shares)					791,600
Exercise price of outstanding share options (in EUR per share) | € / shares					€ 3.72
Shares exercised (in shares)					791,600
Performance share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility based on the historical and implied volatility of a group of comparable companies					35.00%
Risk-free rate					1.96%
Performance share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility based on the historical and implied volatility of a group of comparable companies					37.50%
Risk-free rate					4.13%
Performance share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation expense | €			€ 12,897		€ 7,248	12,897
Share-based compensation expense | €					€ 2,816	€ 6,138
Number of other equity instruments granted in share based payment arrangement (in shares)					1,461,950
Risk-free rate					0.00%
Performance share units | Equity settled share based payments | Chief Executive Officer (CEO)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation expense | €					€ 6,108
Performance share units | Equity settled share based payments | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)						900,000
Performance share units | Equity settled share based payments | Award with vesting tranches
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation expense | €			1,680		840	€ 1,680
Share-based compensation expense | €					€ 840	2,047
Number of other equity instruments granted in share based payment arrangement (in shares)					600,000
Other equity instruments granted (in EUR per share) | € / shares					€ 10.48
Expected volatility based on the historical and implied volatility of a group of comparable companies					30.00%
Risk-free rate					0.73%
Performance share units | Equity settled share based payments | Award with vesting tranches | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation expense | €			€ 2,720		€ 1,297	2,720
Share-based compensation expense | €					€ 1,297	3,349
Number of other equity instruments granted in share based payment arrangement (in shares)			900,000
Other equity instruments granted (in EUR per share) | € / shares					€ 10.48
Expected volatility based on the historical and implied volatility of a group of comparable companies					30.00%
Risk-free rate					0.73%
Performance share units | Equity settled share based payments | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)					240,000
Performance share units | Equity settled share based payments | Tranche one | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)			450,000
Performance share units | Equity settled share based payments | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)					360,000
Performance share units | Equity settled share based payments | Tranche two | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)			450,000
Performance share units | Equity settled share based payments | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted (in EUR per share) | € / shares					€ 7.43
Expected volatility based on the historical and implied volatility of a group of comparable companies					30.00%
Performance share units | Equity settled share based payments | Bottom of range | Award with vesting tranches
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted (in EUR per share) | € / shares					€ 5.77
Performance share units | Equity settled share based payments | Bottom of range | Award with vesting tranches | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted (in EUR per share) | € / shares					6.18
Performance share units | Equity settled share based payments | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted (in EUR per share) | € / shares					€ 9.13
Expected volatility based on the historical and implied volatility of a group of comparable companies					40.00%
Performance share units | Equity settled share based payments | Top of range | Award with vesting tranches
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted (in EUR per share) | € / shares					€ 6.93
Performance share units | Equity settled share based payments | Top of range | Award with vesting tranches | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted (in EUR per share) | € / shares					€ 7.35
Retention restricted share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility based on the historical and implied volatility of a group of comparable companies					35.00%
Risk-free rate					2.07%
Retention restricted share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility based on the historical and implied volatility of a group of comparable companies					37.50%
Risk-free rate					4.05%
Retention restricted share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation expense | €					€ 4,019
Share-based compensation expense | €					€ 1,046
Number of other equity instruments granted in share based payment arrangement (in shares)					626,550
Share option | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €						€ 2,938